WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 93.1%
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 2.0%
AT&T Inc., Senior Notes	4.300%	2/15/30	$80,000	$76,905
AT&T Inc., Senior Notes	4.500%	5/15/35	360,000	336,415
AT&T Inc., Senior Notes	6.350%	3/15/40	50,000	50,865
AT&T Inc., Senior Notes	4.900%	6/15/42	150,000	134,709
AT&T Inc., Senior Notes	4.800%	6/15/44	210,000	189,197
AT&T Inc., Senior Notes	4.550%	3/9/49	310,000	265,947
AT&T Inc., Senior Notes	3.300%	2/1/52	120,000	83,139
AT&T Inc., Senior Notes	3.500%	9/15/53	130,000	91,791
AT&T Inc., Senior Notes	3.800%	12/1/57	130,000	94,199
AT&T Inc., Senior Notes	3.500%	2/1/61	70,000	47,898
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	70,000	85,895
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	60,000	67,211
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	262,998
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	647,807

Total Diversified Telecommunication Services				2,434,976

Entertainment - 1.9%
Walt Disney Co., Senior Notes	6.550%	3/15/33	545,000	613,146
Walt Disney Co., Senior Notes	7.750%	12/1/45	130,000	170,021
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	1,820,000	1,511,775

Total Entertainment				2,294,942

Media - 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	580,000	466,465
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	110,000	108,777
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	80,000	53,432
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	260,000	241,166
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	350,000	282,249
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	70,000	58,992

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	$160,000	$126,855
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	80,000	48,326
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	210,000	164,887
Comcast Corp., Senior Notes	6.450%	3/15/37	220,000	243,493
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	184,703
Comcast Corp., Senior Notes	6.400%	5/15/38	950,000	1,029,387
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	160,000	110,261	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	510,000	485,702
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	410,000	457,957
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	180,000	170,272
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	200,000	202,174
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	10,000	9,532
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	50,000	41,664

Total Media				4,486,294

Wireless Telecommunication Services - 1.3%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	900,157
Sprint LLC, Senior Notes	7.125%	6/15/24	150,000	150,351
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	60,000	53,468
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	210,000	182,159
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	230,000	163,282
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	210,000	200,714
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	10,000	8,079

Total Wireless Telecommunication Services				1,658,210

TOTAL COMMUNICATION SERVICES				10,874,422

CONSUMER DISCRETIONARY - 6.4%
Automobile Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	400,000	395,316	(a)

Automobiles - 1.9%
Ford Motor Co., Senior Notes	3.250%	2/12/32	290,000	241,387
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	400,000	372,986
General Motors Co., Senior Notes	6.125%	10/1/25	190,000	191,679
General Motors Co., Senior Notes	6.600%	4/1/36	170,000	180,872
General Motors Co., Senior Notes	6.750%	4/1/46	270,000	291,974

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
Hyundai Capital America, Senior Notes	5.250%	1/8/27	$200,000	$199,876	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	200,000	186,891	(a)
Volkswagen Group of America Finance LLC, Senior Notes	5.250%	3/22/29	620,000	620,725	(a)

Total Automobiles				2,286,390

Broadline Retail - 0.6%
Amazon.com Inc., Senior Notes	3.950%	4/13/52	330,000	277,259
MercadoLibre Inc., Senior Notes	2.375%	1/14/26	470,000	440,815

Total Broadline Retail				718,074

Diversified Consumer Services - 0.2%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	110,000	76,553
Washington University, Senior Notes	3.524%	4/15/54	90,000	70,365
Washington University, Senior Notes	4.349%	4/15/2122	110,000	92,714

Total Diversified Consumer Services				239,632

Hotels, Restaurants & Leisure - 2.4%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	550,000	527,929	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	200,000	199,812
McDonald’s Corp., Senior Notes	4.700%	12/9/35	150,000	146,012
McDonald’s Corp., Senior Notes	4.875%	12/9/45	230,000	214,808
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	8,779
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	380,000	348,327	(a)
Royal Caribbean Cruises Ltd., Senior Notes	3.700%	3/15/28	270,000	251,490
Sands China Ltd., Senior Notes	5.125%	8/8/25	450,000	444,203
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	196,268
Sands China Ltd., Senior Notes	4.625%	6/18/30	200,000	183,562
Sands China Ltd., Senior Notes	3.250%	8/8/31	330,000	276,530
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	240,000	229,921	(a)

Total Hotels, Restaurants & Leisure				3,027,641

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	190,000	189,059
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	100,000	86,193
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	200,000	203,429

Total Household Durables				478,681

Specialty Retail - 0.6%
Home Depot Inc., Senior Notes	3.625%	4/15/52	270,000	206,430
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	110,000	105,729	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	190,000	171,410	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - (continued)
Lowe’s Cos. Inc., Senior Notes	3.750%	4/1/32	$80,000	$73,515
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	280,000	229,648

Total Specialty Retail				786,732

TOTAL CONSUMER DISCRETIONARY				7,932,466

CONSUMER STAPLES - 3.7%
Beverages - 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	840,000	798,782
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	70,000	64,041
Coca-Cola Co., Senior Notes	4.125%	3/25/40	180,000	157,878
Coca-Cola Co., Senior Notes	4.200%	3/25/50	110,000	97,737
Pernod Ricard SA, Senior Notes	5.500%	1/15/42	670,000	682,676	(a)

Total Beverages				1,801,114

Food Products - 0.3%
J M Smucker Co., Senior Notes	6.200%	11/15/33	230,000	245,475
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	110,000	103,331

Total Food Products				348,806

Tobacco - 2.0%
Altria Group Inc., Senior Notes	4.400%	2/14/26	410,000	404,137
Altria Group Inc., Senior Notes	4.800%	2/14/29	870,000	861,945
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	330,000	336,797	(a)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	100,000	87,484
Reynolds American Inc., Senior Notes	8.125%	5/1/40	270,000	313,120
Reynolds American Inc., Senior Notes	7.000%	8/4/41	320,000	334,986
Reynolds American Inc., Senior Notes	5.850%	8/15/45	90,000	83,568

Total Tobacco				2,422,037

TOTAL CONSUMER STAPLES				4,571,957

ENERGY - 14.5%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	5.000%	11/15/45	200,000	187,930

Oil, Gas & Consumable Fuels - 14.4%
Apache Corp., Senior Notes	6.000%	1/15/37	106,000	105,504
Apache Corp., Senior Notes	5.100%	9/1/40	20,000	17,177
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	76,003
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	20,000	16,656	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	40,000	33,318	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	220,000	187,577
Chesapeake Energy Corp., Senior Notes	6.750%	4/15/29	170,000	171,959	(a)

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	$290,000	$300,617	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	240,000	260,240	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	810,000	919,461
Continental Resources Inc., Senior Notes	2.268%	11/15/26	80,000	73,667	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	140,000	135,341
Continental Resources Inc., Senior Notes	2.875%	4/1/32	120,000	97,844	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	90,000	74,882
Devon Energy Corp., Senior Notes	5.850%	12/15/25	350,000	352,053
Devon Energy Corp., Senior Notes	5.600%	7/15/41	320,000	308,751
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	230,000	248,403
Ecopetrol SA, Senior Notes	5.375%	6/26/26	540,000	531,350
Ecopetrol SA, Senior Notes	5.875%	11/2/51	260,000	187,331
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	210,000	207,150	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	560,000	548,120	(b)(c)
Energy Transfer LP, Senior Notes	8.000%	4/1/29	350,000	363,863	(a)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,043
Energy Transfer LP, Senior Notes	8.250%	11/15/29	160,000	182,129
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	21,189
Energy Transfer LP, Senior Notes	5.800%	6/15/38	40,000	39,926
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	343,510
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	150,000	106,582
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	100,000	77,833
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	430,000	401,822	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	240,000	234,959
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	140,000	127,617
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	166,875	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	2,000,000	2,269,485
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	59,293
MPLX LP, Senior Notes	4.500%	4/15/38	380,000	337,624
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	465,000	517,897
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	190,000	215,516
ONEOK Inc., Senior Notes	6.050%	9/1/33	460,000	479,981

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
ONEOK Inc., Senior Notes	6.625%	9/1/53	$460,000	$507,310
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	200,000	191,006	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	190,000	197,645
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	280,000	271,807
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	100,000	81,387
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	278,569
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	168,227
QatarEnergy, Senior Notes	3.300%	7/12/51	490,000	347,008	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	300,000	216,898	(a)
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	283,048
Targa Resources Corp., Senior Notes	4.950%	4/15/52	160,000	140,317
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	490,000	504,484
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	487,787
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	230,000	239,385
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	130,000	117,719
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	310,000	310,636
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	23,747
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	660,000	647,980
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	680,000	662,017
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	84,029
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	80,000	73,588
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	270,000	241,692
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	47,000	52,416
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	41,070
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	734,492
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	50,000	35,573

Total Oil, Gas & Consumable Fuels				17,769,385

TOTAL ENERGY				17,957,315

FINANCIALS - 33.2%
Banks - 19.4%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	199,641	(a)(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	$250,000	$256,729	(a)(b)(c)
Banco Santander SA, Senior Notes	5.294%	8/18/27	400,000	399,229
Banco Santander SA, Senior Notes	3.490%	5/28/30	200,000	181,462
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	341,659
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	160,000	131,301	(c)
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	320,000	340,093
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	900,000	1,092,730
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	360,000	367,228	(c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	390,000	353,842	(c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,060,000	1,024,363	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	640,000	616,886	(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	940,000	984,887	(a)(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	280,000	278,580	(a)(c)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	350,000	366,348	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	408,318	(a)
BPCE SA, Subordinated Notes (3.582% to 10/19/41 then SOFR + 1.952%)	3.582%	10/19/42	270,000	195,398	(a)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	251,000	321,393
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	254,037
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	420,000	375,350	(c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	749,941
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	404,000	421,229
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	415,163
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	250,000	254,003	(c)

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Commonwealth Bank of Australia, Subordinated Notes	3.743%	9/12/39	$220,000	$175,911	(a)
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	450,000	458,904
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	340,000	333,958
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	350,000	312,491	(a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,040,000	1,062,818	(a)(b)(c)
Credit Agricole SA, Senior Notes (6.316% to 10/3/28 then SOFR + 1.860%)	6.316%	10/3/29	290,000	300,797	(a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (4.600% to 6/17/31 then 5 year Treasury Constant Maturity Rate + 3.649%)	4.600%	12/17/30	320,000	271,513	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	300,000	294,345	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	198,680
HSBC Holdings PLC, Senior Notes (5.546% to 3/4/29 then SOFR + 1.460%)	5.546%	3/4/30	340,000	342,141	(c)
HSBC Holdings PLC, Senior Notes (6.254% to 3/9/33 then SOFR + 2.390%)	6.254%	3/9/34	840,000	885,714	(c)
HSBC Holdings PLC, Subordinated Notes	7.625%	5/17/32	70,000	78,460
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	400,000	372,034	(c)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	200,000	203,781	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	151,946	(a)
Intesa Sanpaolo SpA, Senior Notes (7.778% to 6/20/53 then 1 year Treasury Constant Maturity Rate + 3.900%)	7.778%	6/20/54	220,000	234,823	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	167,353	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	200,000	149,316	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (3 mo. Term SOFR + 3.562%)	8.868%	5/1/24	260,000	260,203	(b)(c)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	50,000	40,781	(c)

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	$440,000	$458,608
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	490,000	466,264
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	360,000	358,134	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	370,000	369,446	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	270,000	272,529	(b)(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.315% to 4/19/32 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.315%	4/19/33	330,000	312,402	(c)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	230,000	226,133	(c)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	210,000	206,209	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	407,697	(a)
Swedbank AB, Senior Notes	5.407%	3/14/29	310,000	310,382	(a)
Truist Financial Corp., Senior Notes (5.867% to 6/8/33 then SOFR + 2.361%)	5.867%	6/8/34	250,000	253,158	(c)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	230,000	245,351	(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,040,000	1,069,782	(a)(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	300,000	305,891	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	380,000	336,100	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	230,000	216,094	(c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	570,000	572,449	(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	415,645
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	580,000	509,136
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	110,000	96,964

Total Banks				24,034,153

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 7.5%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	$320,000	$270,401	(b)(c)
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	260,000	266,420	(c)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	600,000	626,310	(c)
CI Financial Corp., Senior Notes	3.200%	12/17/30	330,000	270,575
CI Financial Corp., Senior Notes	4.100%	6/15/51	160,000	100,072
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	449,648
Credit Suisse AG AT1 Claim	—	—	1,700,000	195,500	*(d)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	40,000	44,887
Goldman Sachs Group Inc., Junior Subordinated Notes (7.500% to 2/10/29 then 5 year Treasury Constant Maturity Rate + 3.156%)	7.500%	2/10/29	100,000	106,434	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	380,000	380,214
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	621,133
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	740,000	708,028	(c)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	699,542
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	500,000	483,787
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	250,000	236,270
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	260,000	255,312
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	820,000	758,118	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	70,000	65,373	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	90,000	60,644	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	101,658
Morgan Stanley, Senior Notes (4.889% to 7/20/32 then SOFR + 2.076%)	4.889%	7/20/33	280,000	271,674	(c)
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	130,000	124,813	(c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	100,000	100,284	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	70,000	69,133
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	90,000	82,864
State Street Corp., Junior Subordinated Notes (6.700% to 3/15/29 then 5 year Treasury Constant Maturity Rate + 2.613%)	6.700%	3/15/29	250,000	254,306	(b)(c)

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	$200,000	$206,194	(a)(b)(c)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	290,000	328,001	(a)(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	232,293	(a)(c)
UBS Group AG, Senior Notes (6.301% to 9/22/33 then 1 year Treasury Constant Maturity Rate + 2.000%)	6.301%	9/22/34	230,000	240,890	(a)(c)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	380,000	400,891	(a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	303,572	(a)(c)

Total Capital Markets				9,315,241

Consumer Finance - 0.1%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	150,000	149,879	(c)

Financial Services - 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	430,000	389,300
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	540,000	427,973
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	110,000	106,722	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	150,000	138,970	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	220,000	214,684	(a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	140,000	98,309
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	7.145%	12/21/65	470,000	368,285	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD (3 mo. Term SOFR + 2.062%)	7.395%	12/21/65	270,000	216,820	(a)(c)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	160,000	147,977	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	140,000	118,730	(a)
SMBC Aviation Capital Finance DAC, Senior Notes	5.300%	4/3/29	380,000	379,306	(a)(e)

Total Financial Services				2,607,076

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 3.7%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	$200,000	$186,001	(a)(b)(c)
Allstate Corp., Junior Subordinated Notes (6.500% to 5/15/37 then 3 mo. USD LIBOR + 2.120%)	6.500%	5/15/57	480,000	488,890	(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	80,000	73,598
American International Group Inc., Senior Notes	4.750%	4/1/48	70,000	64,744
Americo Life Inc., Senior Notes	3.450%	4/15/31	80,000	62,737	(a)
AXA SA, Subordinated Notes	8.600%	12/15/30	200,000	236,378
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	230,000	228,129	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	510,823	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	260,000	220,255	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,150,000	1,179,374
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	90,000	73,442	(a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	200,000	167,252	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	110,000	77,542	(a)
Prudential Financial Inc., Junior Subordinated Notes (6.500% to 3/15/34 then 5 year Treasury Constant Maturity Rate + 2.404%)	6.500%	3/15/54	120,000	121,959	(c)
Prudential Financial Inc., Junior Subordinated Notes (6.750% to 3/1/33 then 5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	170,000	177,173	(c)
RenaissanceRe Holdings Ltd., Senior Notes	5.750%	6/5/33	190,000	191,715
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	400,000	455,223	(a)

Total Insurance				4,515,235

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	450,000	473,278	(a)

TOTAL FINANCIALS				41,094,862

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 7.6%
Biotechnology - 1.5%
AbbVie Inc., Senior Notes	4.050%	11/21/39	$740,000	$659,315
Amgen Inc., Senior Notes	5.250%	3/2/33	740,000	746,560
Amgen Inc., Senior Notes	5.650%	3/2/53	300,000	305,904
Amgen Inc., Senior Notes	5.750%	3/2/63	110,000	112,282
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	61,794
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	45,958

Total Biotechnology				1,931,813

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	90,000	87,913
Becton Dickinson & Co., Senior Notes	4.669%	6/6/47	410,000	367,701

Total Health Care Equipment & Supplies				455,614

Health Care Providers & Services - 4.3%
Centene Corp., Senior Notes	4.250%	12/15/27	100,000	95,423
Centene Corp., Senior Notes	4.625%	12/15/29	360,000	342,034
Centene Corp., Senior Notes	3.375%	2/15/30	500,000	442,786
Cigna Group, Senior Notes	4.800%	8/15/38	340,000	319,593
CVS Health Corp., Senior Notes	4.100%	3/25/25	530,000	523,528
CVS Health Corp., Senior Notes	4.300%	3/25/28	540,000	527,140
CVS Health Corp., Senior Notes	4.780%	3/25/38	570,000	526,643
CVS Health Corp., Senior Notes	5.125%	7/20/45	340,000	313,537
CVS Health Corp., Senior Notes	5.050%	3/25/48	560,000	508,917
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	100,000	80,561
Elevance Health Inc., Senior Notes	5.350%	10/15/25	320,000	320,290
HCA Inc., Senior Notes	4.125%	6/15/29	210,000	198,936
HCA Inc., Senior Notes	5.125%	6/15/39	110,000	103,909
HCA Inc., Senior Notes	5.500%	6/15/47	220,000	209,314
HCA Inc., Senior Notes	5.250%	6/15/49	350,000	319,706
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	97,466
Humana Inc., Senior Notes	4.800%	3/15/47	150,000	132,422
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	90,000	77,144
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	170,000	145,078

Total Health Care Providers & Services				5,284,427

Pharmaceuticals - 1.4%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	80,000	36,421	(a)
Bristol-Myers Squibb Co., Senior Notes	6.250%	11/15/53	140,000	157,815
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	390,000	384,187

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.110%	5/19/43	$400,000	$391,382
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	290,000	288,540
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.340%	5/19/63	60,000	58,840
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	201,274
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	200,000	219,610
Zoetis Inc., Senior Notes	4.700%	2/1/43	30,000	27,490

Total Pharmaceuticals				1,765,559

TOTAL HEALTH CARE				9,437,413

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.9%
Avolon Holdings Funding Ltd., Senior Notes	3.950%	7/1/24	140,000	139,201	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	530,000	511,723	(a)
Boeing Co., Senior Notes	3.250%	2/1/28	370,000	340,573
Boeing Co., Senior Notes	5.705%	5/1/40	210,000	201,154
Boeing Co., Senior Notes	5.805%	5/1/50	130,000	123,118
HEICO Corp., Senior Notes	5.350%	8/1/33	240,000	240,913
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	200,000	187,930
L3Harris Technologies Inc., Senior Notes	5.400%	7/31/33	190,000	191,300
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	260,000	248,770
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	40,000	38,032
RTX Corp., Senior Notes	4.625%	11/16/48	110,000	97,861

Total Aerospace & Defense				2,320,575

Building Products - 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	100,000	74,590

Commercial Services & Supplies - 0.4%
Waste Connections Inc., Senior Notes	4.250%	12/1/28	480,000	468,412

Construction & Engineering - 0.7%
Vinci SA, Senior Notes	3.750%	4/10/29	890,000	852,150	(a)

Ground Transportation - 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	320,000	252,097

Industrial Conglomerates - 0.6%
General Electric Co., Senior Notes	6.875%	1/10/39	94,000	111,660

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Conglomerates - (continued)
Honeywell International Inc., Senior Notes	4.950%	9/1/31	$320,000	$322,572
Honeywell International Inc., Senior Notes	5.000%	2/15/33	350,000	354,162

Total Industrial Conglomerates				788,394

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	203,165

Passenger Airlines - 0.9%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	82,500	81,990	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	110,000	108,212	(a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	260,000	263,499	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	222,250	220,033	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	180,000	176,110	(a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	190,000	189,708
United Airlines Pass-Through Trust	4.875%	1/15/26	116,760	114,958

Total Passenger Airlines				1,154,510

Trading Companies & Distributors - 0.9%
Air Lease Corp., Senior Notes	5.850%	12/15/27	320,000	325,075
Aircastle Ltd., Senior Notes	5.250%	8/11/25	630,000	624,685	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	180,000	179,354	(a)

Total Trading Companies & Distributors				1,129,114

TOTAL INDUSTRIALS				7,243,007

INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment, Instruments & Components - 0.3%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	380,000	373,882

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	110,000	103,640
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	300,000	230,271

Total IT Services				333,911

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	113,000	106,904
Broadcom Inc., Senior Notes	4.300%	11/15/32	370,000	347,789
Broadcom Inc., Senior Notes	3.187%	11/15/36	14,000	11,147	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	152,000	144,335	(a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	300,000	300,785	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	130,000	125,626

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Intel Corp., Senior Notes	4.750%	3/25/50	$10,000	$9,065
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	55,980
Intel Corp., Senior Notes	3.200%	8/12/61	120,000	78,229
Micron Technology Inc., Senior Notes	3.366%	11/1/41	30,000	22,306
NVIDIA Corp., Senior Notes	3.500%	4/1/50	190,000	151,387
NVIDIA Corp., Senior Notes	3.700%	4/1/60	80,000	63,847
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	250,000	250,215
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	270,000	241,822

Total Semiconductors & Semiconductor Equipment				1,909,437

Software - 1.2%
Microsoft Corp., Senior Notes	4.250%	2/6/47	970,000	910,278
Oracle Corp., Senior Notes	3.950%	3/25/51	310,000	236,375
Oracle Corp., Senior Notes	4.100%	3/25/61	380,000	285,588

Total Software				1,432,241

Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc., Senior Notes	3.850%	8/4/46	340,000	287,878
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	120,000	145,166
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	30,000	38,842

Total Technology Hardware, Storage & Peripherals				471,886

TOTAL INFORMATION TECHNOLOGY				4,521,357

MATERIALS - 5.5%
Chemicals - 1.3%
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	310,000	310,091
Dow Chemical Co., Senior Notes	7.375%	11/1/29	800,000	891,146
Ecolab Inc., Senior Notes	4.800%	3/24/30	80,000	80,434
OCP SA, Senior Notes	3.750%	6/23/31	200,000	170,985	(a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	240,000	164,335	(a)

Total Chemicals				1,616,991

Metals & Mining - 3.8%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	500,000	477,411	(a)
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	470,000	462,742
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	160,000	166,119
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	50,000	51,288
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	180,000	187,377
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	210,000	201,229
Glencore Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	470,899	(a)

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	$150,000	$144,770	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	360,000	348,152	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	170,000	163,186	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	70,000	47,979	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	445,751
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,148,000	1,227,722
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	350,000	335,169
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	30,000	25,029

Total Metals & Mining				4,754,823

Paper & Forest Products - 0.4%
Georgia-Pacific LLC, Senior Notes	7.375%	12/1/25	250,000	257,614
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	230,000	191,213

Total Paper & Forest Products				448,827

TOTAL MATERIALS				6,820,641

REAL ESTATE - 0.7%
Diversified REITs - 0.2%
VICI Properties LP, Senior Notes	5.750%	4/1/34	190,000	188,377

Health Care REITs - 0.2%
Welltower OP LLC, Senior Notes	4.125%	3/15/29	320,000	306,533

Residential REITs - 0.1%
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	80,000	73,262

Retail REITs - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	200,000	197,408	(a)

Specialized REITs - 0.0%††
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	60,000	56,545

TOTAL REAL ESTATE				822,125

UTILITIES - 3.1%
Electric Utilities - 3.1%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	187,679
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	167,485	(a)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	270,000	261,951	(b)(c)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	330,000	336,734	(a)
Exelon Corp., Senior Notes	4.050%	4/15/30	120,000	113,231
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	310,000	297,560

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	$830,000	$977,917
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	150,000	142,747
Ohio Edison Co., Senior Notes	5.500%	1/15/33	90,000	89,869	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	20,000	14,700
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	240,000	206,652
Pacific Gas and Electric Co., First Mortgage Bonds	6.750%	1/15/53	140,000	152,708
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	120,000	119,474
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.212%	12/1/47	30,000	29,937
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	310,000	250,623
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	390,000	522,936

TOTAL UTILITIES				3,872,203

TOTAL CORPORATE BONDS & NOTES (Cost - $118,589,516)				115,147,768

SOVEREIGN BONDS - 3.8%
Argentina - 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	35,342	19,095
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	412,972	172,246
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	1,329,161	546,554	(a)

Total Argentina				737,895

Brazil - 0.3%
Brazilian Government International Bond, Senior Notes	6.125%	3/15/34	330,000	326,933

Canada - 0.6%
Province of Quebec Canada, Senior Notes	7.970%	7/22/36	650,000	802,461

Chile - 0.1%
Chile Government International Bond, Senior Notes	2.550%	7/27/33	200,000	162,916

Colombia - 0.6%
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	870,000	802,967

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	$240,000	$210,001

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	7.625%	1/30/33	300,000	298,210	(a)

Kenya - 0.4%
Republic of Kenya Government International Bond, Senior Notes	8.000%	5/22/32	460,000	432,460	(a)

Mexico - 0.8%
Mexico Government International Bond, Senior Notes	3.500%	2/12/34	230,000	191,870
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	200,000	160,877
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	360,000	281,329
Mexico Government International Bond, Senior Notes	6.400%	5/7/54	310,000	309,544

Total Mexico				943,620

TOTAL SOVEREIGN BONDS (Cost - $5,114,671)				4,717,463

MUNICIPAL BONDS - 1.1%
California - 0.7%
Los Angeles County, CA Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America Bonds	7.618%	8/1/40	650,000	801,305
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	110,000	100,473

Total California				901,778

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	170,000	151,356

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	286,154	301,905

TOTAL MUNICIPAL BONDS (Cost - $1,474,700)				1,355,039

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Bonds	4.750%	11/15/53	250,000	266,934
U.S. Treasury Notes	5.000%	8/31/25	40,000	40,087

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $305,632)				307,021

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	19

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%) (Cost - $143,068)	8.759%	5,725	$138,573	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $125,627,587)			121,665,864

SHORT-TERM INVESTMENTS - 0.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,120,029)	5.271%	1,120,029	1,120,029	(f)(g)

TOTAL INVESTMENTS - 99.2% (Cost - $126,747,616)			122,785,893
Other Assets in Excess of Liabilities - 0.8%			941,276

TOTAL NET ASSETS - 100.0%			$123,727,169

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Rate shown is one-day yield as of the end of the reporting period.

(g)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $1,120,029 and the cost was $1,120,029 (Note 2).

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

20	Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET INVESTMENT GRADE INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	43	6/24	$8,808,352	$8,792,828	$(15,524)
U.S. Treasury 5-Year Notes	51	6/24	5,451,529	5,457,797	6,268
U.S. Treasury Ultra Long-Term Bonds	23	6/24	2,918,486	2,967,000	48,514

					39,258

Contracts to Sell:
U.S. Treasury 10-Year Notes	1	6/24	111,483	110,797	686
U.S. Treasury Long-Term Bonds	51	6/24	6,055,362	6,142,313	(86,951)
U.S. Treasury Ultra 10-Year Notes	26	6/24	2,958,543	2,979,844	(21,301)

					(107,566)

Net unrealized depreciation on open futures contracts					$(68,308)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Income Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to seek a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of debt securities. To a lesser extent, the Fund may also invest in privately placed debt securities and in certain equity securities. Capital appreciation is a secondary investment objective.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee

22	Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

(the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	23

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$115,147,768	—	$115,147,768
Sovereign Bonds	—	4,717,463	—	4,717,463
Municipal Bonds	—	1,355,039	—	1,355,039
U.S. Government & Agency Obligations	—	307,021	—	307,021
Preferred Stocks	—	138,573	—	138,573

Total Long-Term Investments	—	121,665,864	—	121,665,864

Short-Term Investments†	$1,120,029	—	—	1,120,029

Total Investments	$1,120,029	$121,665,864	—	$122,785,893

Other Financial Instruments:
Futures Contracts††	$55,468	—	—	$55,468

Total	$1,175,497	$121,665,864	—	$122,841,361

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$123,776	—	—	$123,776

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

24	Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,282,190	$3,874,117	3,874,117	$4,036,278	4,036,278	—	$18,189	—	$1,120,029

Western Asset Investment Grade Income Fund Inc. 2024 Quarterly Report	25